Shareholders' equity - Translation adjustment - Additional information (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of classes of share capital [line items]
Reserve of exchange differences on translation	€ 258	€ 438	€ 1,501
United Kingdom, Pounds
Disclosure of classes of share capital [line items]
Reserve of exchange differences on translation	€ 15	€ 9	850
EE [member] | United Kingdom, Pounds
Disclosure of classes of share capital [line items]
Reserve of exchange differences on translation			€ 836